Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

NOTE 10. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the consolidated balance sheet date up to the date that the consolidated financial statements were issued. Based upon this review, other than below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

On January 20, 2022, the Sponsor agreed to cause the return to the Company of the $110,000 of prior payments made by the Company for office space and administrative and support services, and the Company thereafter received such amount. The Sponsor has informed the Company that it will continue to be provided with office space and administrative and support services, but that it is no longer being charged for them.

On February 2, 2022, the Sponsor agreed to provide loans of up to an aggregate of $650,000 to the Company through February 15, 2023 if funds are needed by the Company upon request. These loans will be non-interest bearing, unsecured and will be repaid upon the consummation of a Business Combination and may, at any time and from time-to-time prior to repayment, be convertible in whole or in part into warrants at a price of $1.00 per warrant at the option of the undersigned, each such warrant having terms identical to the terms of the Private Placement Warrants previously issued to the undersigned by the Company (see Note 4). The Sponsor understands that if the Company does not consummate a Business Combination, all amounts loaned to the Company hereunder will be forgiven except to the extent that the Company has funds available to it outside of its Trust account established in connection with the Company’s Initial Public Offering.

Blade Therapeutics, Inc. [Member]
Subsequent Events [Line Items]
SUBSEQUENT EVENTS

17.    Subsequent Events

Management has reviewed and evaluated material subsequent events from the balance sheet date of December 31, 2021 through March 15, 2022, the day the consolidated financial statements were available for issuance.

2022 Convertible Notes

In February 2022, the Company and its Australian Subsidiary entered into a note and warrant purchase agreement, primarily with existing investors, for the issuance of convertible notes (the “2022 Convertible Notes”) and common stock warrants for an aggregate principal amount of $6.8 million, of which $5.3 million represented convertible notes issued by the Company and $1.5 million represented convertible deed polls issued by its Australian Subsidiary. The entire principal of the notes is denominated in US dollars with a fixed accrued interest rate of 7% per annum. The 2022 Convertible Notes mature in November 2022.

The 2022 Convertible Notes are subject to automatic conversion upon (a) the next Qualified Financing; (b) consummation of: (i) a firm commitment underwritten initial public offering pursuant to an effective registration statement filed under the Securities Act of 1933 covering the offer and sale of the Company’s common stock in a Qualified Initial Public Offering; (ii) a business combination transaction involving the Company and a SPAC in which, (A) the anticipated pro forma cash and cash equivalents of the SPAC immediately after the combination is at least $50.0 million, net of expenses and SPAC redemptions, and (B) the aggregate consideration received in respect of each share of common stock is at least $3.00 per share (subject to appropriate adjustment for any stock dividend, stick split, combination or other similar recapitalization with respect to the Common Stock) and has been approved by each of the Series C Preferred Directors; or (iii) upon Blade’s receipt of a request for conversion of all issued and outstanding shares of Blade’s preferred stock into common stock from the holders of at least 64% of all shares of issued and outstanding shares of Blade preferred stock, including the holders of at least a majority of Blade’s Series C preferred stock (each of the foregoing items (i), (ii) and (iii), an “Automatic Conversion Event”); or (c) a Change in Control Conversion.

The 2022 Convertible Notes are also subject to settlement by way of voluntary conversion on or after maturity upon the request of the holders of the 2022 Convertible Notes.

In the event of a conversion of the 2022 Convertible Notes upon a Qualified Financing, the balance of the Outstanding Amount will be converted into the amount of equity securities sold by the Company in the Qualified Financing, as determined by dividing the outstanding amount by the conversion price equal to 80% of the lowest price per share of the securities sold by the Company in the Qualified Financing.

In the event of an Automatic Conversion Event or a Change in Control Conversion, immediately prior to the consummation of such Automatic Conversion Event or Change in Control, the outstanding amount of 2022 Convertible Notes shall be converted into the greater of (i) the number of shares of the Company’s Series C preferred stock calculated by dividing the outstanding amount by $1.141 or (ii) the number of shares of the Company’s common stock issuable upon the conversion of shares of Series C convertible preferred stock issuable upon the conversion the 2022 Convertible Notes.

In the event of a Maturity Conversion, the outstanding amount of the 2022 Convertible Notes shall be paid out in cash or converted into a number of shares of Series C preferred stock computed by dividing the outstanding amount by $1.141 at the option of the holder.

2022 Warrants

Certain investors that participated in the 2022 Convertible Notes issuance in excess of a predetermined principal amount (“Excess Amount”), were issued warrants to purchase 2,983,058 shares of the Company’s common stock. The warrants are fully exercisable as of issuance and remain exercisable for a 10-year term at an exercise price of $0.01 per share. The number of shares of common stock for which a warrant is exercisable is variable, equal to an amount determined by dividing 150% of the Excess Amount funded by the holder by the lower of (a) the lowest per share price of the securities issued in a Qualified Financing as defined in the 2022 Convertible Notes agreement or (b) $1.141.

Subsequent Closings

The 2022 Convertible Notes include a right for the Company to borrow an additional $3.9 million from the 2022 Convertible Notes investors in subsequent closings under the same terms of the initial 2022 Convertible Notes issued. Warrants to purchase shares 3,411,622 of the Company’s common stock are issuable upon the second closing. The subsequent closings must occur within 30 days of the initial closing or a later period as determined by the Company’s board of directors.

The 2022 Convertible Notes in the initial closing were issued in part to two related party investors (entities affiliated with members of the Company’s board of directors) for $4.4 million in aggregate principal amount and 1,927,087 warrants to purchase the Company’s common stock.

Amendment to the 2020 Convertible Notes and 2021 Convertible notes

In conjunction with the issuance of the 2022 Convertible Notes, the Company also amended the terms of the 2020 Convertible Notes and 2021 Convertible Notes to extend the maturity through November 11, 2022. No additional issuance costs were incurred with these amendments.